NEV
Nuveen Enhanced Municipal Value Fund
Portfolio of Investments    July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 133.2%
	MUNICIPAL BONDS – 131.7%
	Alabama – 0.5%
$340	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Proejcet, Series 2019, 5.750%, 10/01/49 (AMT)	10/29 at 100.00	B-	$298,228
1,350	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013A, 5.250%, 10/01/48 – AGM Insured	10/23 at 102.00	AA	1,510,123
1,690	Total Alabama			1,808,351
	Arizona – 1.2%
1,585	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 2015-XF2046, 17.471%, 7/01/36, 144A (IF) (4)	1/22 at 100.00	AA-	1,893,679
1,030	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies - Veritas Project, Series 2012, 6.600%, 7/01/47 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	1,086,959
35	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, The Paideia Academies Project, 2019, 5.125%, 7/01/39	7/25 at 100.00	N/R	35,368
1,290	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Econmic Development Bonds, Series 2012A, 9.750%, 5/01/25	5/22 at 100.00	BB-	1,368,871
50	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/32	No Opt. Call	A3	66,679
3,990	Total Arizona			4,451,556
	Arkansas – 0.5%
2,000	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	B	2,031,240
	California – 11.1%
180	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B, 5.000%, 10/01/37	10/26 at 100.00	BBB+	209,569
10,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Series 2019S-8, 3.000%, 4/01/54 (UB) (4)	10/29 at 100.00	AA-	10,499,600
1,510	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A	2/30 at 100.00	N/R	1,699,369
60	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A, 4.000%, 6/01/49	6/30 at 100.00	BBB+	67,517
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
2,500	5.250%, 12/01/44	12/24 at 100.00	BB	2,710,250
1,712	5.500%, 12/01/54	12/24 at 100.00	BB	1,851,391
3,450	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.250%, 12/01/56, 144A	6/26 at 100.00	BB	3,753,669

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$2,760	California Statewide Community Development Authority, Certificates of Participation, Methodist Hospital of Southern California, Series 2018, 4.250%, 1/01/43	1/28 at 100.00	BBB+	$2,993,220
400	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36 (Pre-refunded 12/01/21)	12/21 at 100.00	A+ (5)	435,860
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038:
2,445	17.147%, 6/01/40, 144A (IF) (4)	6/25 at 100.00	Aa1	4,158,529
1,250	17.161%, 6/01/40, 144A (IF) (4)	6/25 at 100.00	Aa1	2,126,800
5,240	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Series 2007B-1, 0.000%, 6/01/47	8/20 at 21.06	CCC-	1,101,343
2,550	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust 2017-XF2453, 32.285%, 7/15/40 (Pre-refunded 7/15/21), 144A (IF) (4)	7/21 at 100.00	Aaa	3,390,608
225	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007B, 1.713%, 11/15/27 (3-Month LIBOR * 67% reference rate + 1.450% spread) (6)	No Opt. Call	A+	226,015
1,600	Los Angeles County, California, Community Development Commission Headquarters Office Building, Lease Revenue Bonds, Community Development Properties Los Angeles County Inc, Tender Option Bond Trust 2016-XL0022, 22.657%, 9/01/42, 144A (IF) (4)	9/21 at 100.00	N/R	1,949,264
1,080	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	A (5)	1,152,695
1,165	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40 (Pre-refunded 9/01/21)	9/21 at 100.00	A- (5)	1,246,771
	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C:
500	6.500%, 8/01/27 (Pre-refunded 2/01/21)	2/21 at 100.00	A- (5)	515,575
700	6.750%, 8/01/33 (Pre-refunded 2/01/21)	2/21 at 100.00	A- (5)	722,659
500	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D, 6.625%, 8/01/27 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+ (5)	515,625
360	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/31 (Pre-refunded 2/01/21)	2/21 at 100.00	A (5)	372,042
1,045	Ukiah Redevelopment Agency, California, Tax Allocation Bonds, Ukiah Redevelopment Project, Series 2011A, 6.500%, 12/01/28 (Pre-refunded 6/01/21)	6/21 at 100.00	A+ (5)	1,098,880
41,232	Total California			42,797,251
	Colorado – 3.1%
	Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017:
750	4.000%, 12/31/30 (AMT)	12/27 at 100.00	A-	883,020
250	4.000%, 6/30/31 (AMT)	12/27 at 100.00	A-	292,658
820	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49 (UB) (4)	8/29 at 100.00	BBB+	912,102
26	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2007, 5.000%, 3/01/21 (7), (8)	No Opt. Call	N/R	—

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$250	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2017, 0.000%, 4/01/22 (AMT) (7), (8)	No Opt. Call	N/R	$42,390
4,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B, 0.000%, 9/01/39 – NPFG Insured	9/26 at 52.09	A	1,888,720
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
475	6.250%, 11/15/28	No Opt. Call	A+	609,439
4,030	6.500%, 11/15/38	No Opt. Call	A+	6,391,258
815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	818,725
11,416	Total Colorado			11,838,312
	Connecticut – 0.1%
400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2012J, 5.000%, 7/01/37	7/22 at 100.00	BBB+	420,516
	District of Columbia – 0.3%
1,280	District of Columbia, Revenue Bonds, Center for Strategic and International Studies, Inc, Series 2011, 6.375%, 3/01/31 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R (5)	1,325,248
	Florida – 6.1%
1,000	Bonterra Community Development District, Hialeah, Florida, Special Assessment Bonds, Assessment Area 2 Project, Series 2016, 4.500%, 5/01/34	5/27 at 100.00	N/R	1,054,620
325	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A, 5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	344,438
150	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%, 10/01/49, 144A (AMT)	10/27 at 100.00	N/R	167,315
2,000	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A, 5.625%, 6/01/33	6/23 at 100.00	BBB-	2,080,640
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2011A, 7.500%, 6/15/33 (Pre-refunded 6/15/21)	6/21 at 100.00	N/R (5)	1,061,710
5,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A, 6.500%, 1/01/49 (Mandatory Put 1/01/29), 144A (AMT)	10/20 at 105.00	N/R	4,343,050
265	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Miami Children's Hospital, Series 2010A, 6.000%, 8/01/30	8/20 at 100.00	A	265,978
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1:
1,285	5.375%, 10/01/35 (Pre-refunded 10/01/20)	10/20 at 100.00	N/R (5)	1,295,537
340	5.375%, 10/01/35 (Pre-refunded 10/01/20)	10/20 at 100.00	A (5)	342,842
1,500	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010, 5.375%, 10/01/40	10/20 at 100.00	AA	1,512,420

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Capital Appreciation Series 2019A-2:
$1,000	0.000%, 10/01/44	10/29 at 59.08	BBB+	$437,350
4,200	0.000%, 10/01/47	10/29 at 52.89	BBB+	1,640,142
1,250	0.000%, 10/01/48	10/29 at 50.96	BBB+	469,862
1,000	0.000%, 10/01/49	10/29 at 49.08	BBB+	361,750
2,000	0.000%, 10/01/50	10/29 at 47.17	BBB+	694,720
5,000	0.000%, 10/01/52	10/29 at 43.62	BBB+	1,603,050
	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A:
1,000	5.000%, 11/01/33	11/22 at 100.00	BBB+	1,063,200
2,000	5.000%, 11/01/43	11/22 at 100.00	BBB+	2,101,720
205	Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project, Series 2019A, 5.000%, 4/01/39, 144A	4/29 at 100.00	Ba1	206,851
720	Tampa, Florida, Revenue Bonds, H Lee Moffitt Cancer Center and Research Institute, Series 2020B, 4.000%, 7/01/45	7/30 at 100.00	A2	816,336
95	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (9)	5/22 at 100.00	N/R	74,349
135	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (8)	8/20 at 100.00	N/R	1
350	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (9)	8/20 at 100.00	N/R	311,833
215	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (9)	8/20 at 100.00	N/R	148,473
235	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (8)	8/20 at 100.00	N/R	2
1,080	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2, 5.500%, 5/01/34	5/22 at 100.00	N/R	1,115,176
33,350	Total Florida			23,513,365
	Georgia – 3.7%
285	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1, 6.500%, 1/01/29	1/28 at 100.00	N/R	238,930
12,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2010C, 5.250%, 1/01/30 (UB)	1/21 at 100.00	AA	12,220,200
1,167	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc Project, Series 2009A, 8.750%, 6/01/29	8/20 at 100.00	Baa3	1,171,192
90	Main Street Natural Gas Inc, Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/22	No Opt. Call	A+	95,856
260	Main Street Natural Gas Inc, Georgia, Gas Project Revenue Bonds, Series 2007A, 5.500%, 9/15/26	No Opt. Call	A+	323,851
13,802	Total Georgia			14,050,029

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Guam – 5.8%
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
$195	5.000%, 11/15/33	11/25 at 100.00	BB	$217,649
1,805	5.000%, 11/15/34	11/25 at 100.00	BB	2,010,932
1,760	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	BB	1,810,565
500	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A-	549,870
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
2,500	5.000%, 12/01/28 (UB) (4)	12/26 at 100.00	BB	2,877,775
1,750	5.000%, 12/01/30 (UB) (4)	12/26 at 100.00	BB	2,005,693
2,500	5.000%, 12/01/32 (UB) (4)	12/26 at 100.00	BB	2,852,800
1,750	5.000%, 12/01/34 (UB) (4)	12/26 at 100.00	BB	1,985,708
6,000	5.000%, 12/01/46 (UB) (4)	12/26 at 100.00	BB	6,678,480
1,000	Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/37	10/27 at 100.00	BBB	1,134,950
19,760	Total Guam			22,124,422
	Illinois – 19.9%
1,420	CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class A Certificates, 4.000%, 6/15/23 (Mandatory Put 12/15/22), 144A	No Opt. Call	N/R	1,427,029
5,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A-	5,798,100
2,255	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/35	12/24 at 100.00	BB	2,376,567
520	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F, 5.000%, 12/01/31	12/20 at 100.00	BB	521,253
1,335	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B, 6.500%, 12/01/46	12/26 at 100.00	BB	1,566,583
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
1,000	0.000%, 12/01/22 – FGIC Insured	No Opt. Call	Baa2	946,990
1,000	0.000%, 12/01/27 – NPFG Insured	No Opt. Call	Baa2	808,310
1,000	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B, 5.500%, 1/01/33	1/25 at 100.00	BBB+	1,091,740
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C:
320	5.000%, 1/01/23	1/22 at 100.00	BBB+	330,614
160	5.000%, 1/01/25	1/22 at 100.00	BBB+	165,067
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
3,470	5.000%, 1/01/24	No Opt. Call	BBB+	3,736,982
350	5.000%, 1/01/29	1/26 at 100.00	BBB+	383,334
770	5.000%, 1/01/38	1/26 at 100.00	BBB+	824,716
1,150	Chicago, Illinois, General Obligation Bonds, Series 2015A, 5.500%, 1/01/33	1/25 at 100.00	BBB+	1,255,501
10,125	Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.000%, 1/01/44 (UB) (4)	1/29 at 100.00	BBB+	11,080,497
405	DuPage County, Illinois, Revenue Bonds, Morton Arboretum Project, Green Series 2020, 3.000%, 5/15/47	5/30 at 100.00	A1	414,080

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$2,000	Grundy County School District 54 Morris, Illinois, General Obligation Bonds, Refunding Series 2005, 6.000%, 12/01/24 – AGM Insured	12/21 at 100.00	AA	$2,153,420
3,000	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	BB-	3,004,680
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust 2016-XF2339:
1,540	17.525%, 9/01/38, 144A (IF) (4)	9/22 at 100.00	AA+	2,034,125
1,605	21.679%, 9/01/38, 144A (IF) (4)	9/22 at 100.00	AA+	2,247,401
600	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc, Refunding Series 2010, 6.125%, 5/15/27	8/20 at 100.00	BBB-	601,110
	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option Bond Trust 2015-XF0076:
690	17.607%, 8/15/37, 144A (IF)	8/22 at 100.00	AA+	907,667
150	17.607%, 8/15/37, 144A (IF)	8/22 at 100.00	AA+	188,748
1,000	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.125%, 5/15/35	8/20 at 100.00	AA-	1,002,500
455	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust 2015-XF0121, 26.400%, 8/15/41, 144A (IF) (4)	8/21 at 100.00	AA	564,323
20,830	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27 (UB) (4)	No Opt. Call	BBB-	23,982,204
1,380	Illinois State, General Obligation Bonds, November Series 2019B, 4.000%, 11/01/34	11/29 at 100.00	BBB-	1,448,558
2,125	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50	12/29 at 100.00	BBB	2,121,239
8,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B, 0.000%, 12/15/56 – AGM Insured	No Opt. Call	AA	2,295,920
1,000	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 6.000%, 6/01/28 (Pre-refunded 6/01/21)	6/21 at 100.00	N/R (5)	1,047,950
190	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B-	172,315
74,845	Total Illinois			76,499,523
	Indiana – 2.8%
1,395	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc, Series 2009A, 6.625%, 10/01/29	8/20 at 100.00	B	1,397,539
1,500	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/35 (AMT)	7/23 at 100.00	A-	1,624,605
4,375	Indianapolis Local Public Improvement Bond Bank, Indiana, Community Justice Campus Bonds, Courthouse & Jail Project, Series 2019A, 3.840%, 2/01/54 (UB) (4)	2/29 at 100.00	AAA	4,968,819
400	Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC Project, Series 2013, 7.000%, 1/01/44 (AMT)	1/24 at 100.00	N/R	445,140
2,000	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc, Series 2011, 7.750%, 9/01/31 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (5)	2,159,560
9,670	Total Indiana			10,595,663

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa – 0.3%
$155	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB-	$162,542
995	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	1,035,656
1,150	Total Iowa			1,198,198
	Kansas – 2.3%
3,000	Kansas Development Finance Authority, Revenue Bonds, Lifespace Communities, Inc, Refunding Series 2010S, 5.000%, 5/15/30	8/20 at 100.00	BBB	3,003,120
	Overland Park Development Corporation, Kansas, Revenue Bonds, Convention Center Hotel, Refunding & improvement Series 2019:
2,085	5.000%, 3/01/44	3/29 at 100.00	BB+	2,181,223
640	5.000%, 3/01/49	3/29 at 100.00	BB+	666,573
3,565	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32	12/22 at 100.00	N/R	1,604,250
1,130	Washburn University of Topeka, Kansas, Revenue Bonds, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	A1	1,296,663
10,420	Total Kansas			8,751,829
	Kentucky – 0.8%
1,000	Hardin County, Kentucky, Hospital Revenue Bonds, Hardin Memorial Hospital Project, Series 2013, 5.700%, 8/01/39 – AGM Insured	8/23 at 100.00	AA	1,112,930
2,000	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 1/01/45	7/25 at 100.00	BBB+	2,125,820
3,000	Total Kentucky			3,238,750
	Louisiana – 5.8%
500	Jefferson Parish Economic Development and Port District, Louisiana, Kenner Discovery Health Sciences Academy Project, Series 2018A, 5.625%, 6/15/48, 144A	6/28 at 100.00	N/R	530,755
2,585	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2019B, 4.000%, 12/01/38 – AGM Insured	12/29 at 100.00	AA	3,031,946
2,245	Louisana Public Facilities Authority, Loiusiana, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A, 7.750%, 12/15/31	12/21 at 100.00	N/R	2,366,544
2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A, 4.375%, 2/01/39	2/24 at 100.00	A+	2,182,220
1,215	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Tech University Student Housing & Recreational Facilities/Innovative Student Facilities, 5.000%, 10/01/33 – AGM Insured	10/25 at 100.00	AA	1,426,301
1,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2017A, 5.000%, 7/01/47	7/27 at 100.00	A	1,145,520
1,000	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University Nicolson Gateway Project, Series 2016A, 5.000%, 7/01/56	7/26 at 100.00	A	1,088,310
3,305	Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC Project, Series 2008, 4.250%, 12/01/38	5/23 at 100.00	A3	3,472,332
985	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2011, 5.250%, 10/01/28 (Pre-refunded 10/01/21)	10/21 at 100.00	N/R (5)	1,040,978

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017:
$2,835	0.000%, 10/01/31 (9)	No Opt. Call	Baa1	$2,814,418
1,775	0.000%, 10/01/36 (9)	10/33 at 100.00	Baa1	1,730,554
1,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B, 5.000%, 1/01/48 (AMT)	1/27 at 100.00	A	1,152,680
330	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23)	No Opt. Call	BBB	328,640
20,775	Total Louisiana			22,311,198
	Massachusetts – 1.2%
1,800	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A, 5.000%, 10/01/34	10/26 at 100.00	Baa2	2,054,034
800	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2017, 5.000%, 7/01/47	7/26 at 100.00	BBB-	841,464
1,065	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2013, 5.000%, 7/01/25 (AMT)	7/22 at 100.00	AA	1,128,708
625	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010A, 5.500%, 1/01/22	8/20 at 100.00	AA	626,569
4,290	Total Massachusetts			4,650,775
	Michigan – 0.0%
10	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2003A, 5.000%, 7/01/34 – NPFG Insured	8/20 at 100.00	A1	10,034
	Missouri – 0.3%
1,095	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A, 3.900%, 11/01/29	11/25 at 100.00	N/R	1,089,908
55	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A, 5.000%, 3/01/36	3/27 at 100.00	BBB-	60,216
1,150	Total Missouri			1,150,124
	Montana – 0.8%
	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell Regional Medical Center, Series 2018B:
1,255	5.000%, 7/01/29	7/28 at 100.00	BBB	1,574,624
1,235	5.000%, 7/01/30	7/28 at 100.00	BBB	1,540,860
2,490	Total Montana			3,115,484
	Nebraska – 0.6%
2,150	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2018C, 3.750%, 9/01/38	9/27 at 100.00	AA+	2,389,123
	New Jersey – 13.4%
2,500	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Health Department & Taxation Division Office Project, Series 2018A, 5.000%, 6/15/42	12/27 at 100.00	BBB+	2,847,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW:
$40	5.250%, 6/15/40 (Pre-refunded 6/15/25) (UB) (4)	6/25 at 100.00	N/R (5)	$49,772
755	5.250%, 6/15/40 (UB) (4)	6/25 at 100.00	BBB+	838,677
2,175	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2017DDD, 5.000%, 6/15/42	6/27 at 100.00	BBB+	2,458,359
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999:
1,000	5.125%, 9/15/23 (AMT)	8/22 at 101.00	Ba3	1,024,340
1,650	5.250%, 9/15/29 (AMT)	8/22 at 101.00	Ba3	1,690,573
2,155	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, 5.000%, 10/01/37 (AMT)	10/27 at 100.00	Ba1	2,388,236
9,640	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Valley Health System Obligated Group, Series 2019, 3.000%, 7/01/49 (UB) (4)	7/29 at 100.00	A+	9,821,617
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/36 – AMBAC Insured (UB) (4)	No Opt. Call	BBB+	11,999,600
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A, 5.000%, 12/15/34 (UB) (4)	12/28 at 100.00	BBB+	17,701,050
755	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	853,407
55,670	Total New Jersey			51,672,631
	New York – 8.7%
520	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	565,640
350	Jefferson County Civic Facility Development Corporation, New York, Revenue Bonds, Samaritan Medical Center Project, Series 2017A, 4.000%, 11/01/42	11/27 at 100.00	BBB-	352,706
1,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St John Fisher College, Series 2011, 6.000%, 6/01/34	6/21 at 100.00	A-	1,030,140
1,000	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured	8/20 at 100.00	Baa3	1,000,280
580	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	617,601
500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	530,870
15,000	New York State Urban Development Corporation, State Sales Tax Revenue Bonds, Empire State Development Bidding Group 3, Series 2019A, 3.000%, 3/15/49 (UB) (4)	9/29 at 100.00	Aa1	15,879,450
	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
4,000	4.000%, 7/01/33 (AMT)	7/24 at 100.00	BBB	4,206,280
2,105	5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	2,288,556
4,115	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-one Series 2020, 4.000%, 7/15/50 (AMT) (UB)	7/30 at 100.00	Aa3	4,678,097

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eigth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	Baa1	$266,908
2,150	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	2,211,791
31,585	Total New York			33,628,319
	North Carolina – 0.5%
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2019:
1,000	4.000%, 1/01/55	1/30 at 100.00	Aa1	1,095,450
875	4.000%, 1/01/55 – AGM Insured	1/30 at 100.00	AA	992,530
1,875	Total North Carolina			2,087,980
	Ohio – 7.0%
8,375	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	1,212,951
5,480	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 3.000%, 6/01/48	6/30 at 100.00	BBB+	5,498,413
3,235	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	3,570,631
310	Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series 2019, 5.000%, 12/01/51	12/29 at 100.00	BBB-	302,510
10,000	Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth Corporation, Series 2015, 5.000%, 5/15/40 (UB) (4)	5/25 at 100.00	AA+	11,503,200
3,000	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 5.750%, 11/15/31 (Pre-refunded 11/15/21)	11/21 at 100.00	BBB (5)	3,213,630
295	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory Put 9/15/21)	No Opt. Call	N/R	297,213
6,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (8)	No Opt. Call	N/R	7,500
860	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	866,450
375	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	377,813
60	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	60,450
37,990	Total Ohio			26,910,761

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma – 2.1%
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
$440	5.000%, 8/15/38	8/28 at 100.00	Baa3	$517,783
5,000	5.500%, 8/15/52	8/28 at 100.00	Baa3	5,951,800
1,500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2015, 5.000%, 6/01/35 (Mandatory Put 6/01/25) (AMT)	6/25 at 100.00	B-	1,510,110
6,940	Total Oklahoma			7,979,693
	Pennsylvania – 7.5%
1,500	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.550%, 12/01/27	12/21 at 100.00	B-	1,440,645
1,050	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	1,057,875
2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (8)	No Opt. Call	N/R	2,500
1,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 4.250%, 10/01/47 (Mandatory Put 4/01/21)	No Opt. Call	N/R	1,007,500
	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018:
4,000	5.000%, 6/01/32 (UB) (4)	6/28 at 100.00	A1	5,027,720
2,260	5.000%, 6/01/33 (UB) (4)	6/28 at 100.00	A1	2,823,621
1,275	5.000%, 6/01/34 (UB) (4)	6/28 at 100.00	A1	1,587,655
950	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	8/20 at 100.00	BBB+	966,597
1,975	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2019, 4.000%, 8/15/49 (4)	8/29 at 100.00	AA	2,252,191
130	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University Properties Inc Student Housing Project at East Stroudsburg University of Pennsylvania, Series 2016A, 5.000%, 7/01/31	7/26 at 100.00	Baa3	135,594
1,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 5.000%, 6/01/27 – AGM Insured	No Opt. Call	AA	1,256,780
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E:
3,530	6.000%, 12/01/30	12/27 at 100.00	A	4,557,548
2,000	6.375%, 12/01/38	12/27 at 100.00	A	2,561,700
4,000	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, University of the Sciences in Philadelphia, Series 2017, 5.000%, 11/01/47 (UB) (4)	5/27 at 100.00	Baa1	4,228,200
26,670	Total Pennsylvania			28,906,126
	Puerto Rico – 2.5%
75,000	Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2008A, 0.000%, 5/15/57	8/20 at 6.41	N/R	4,782,750

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
$1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 1.449%, 7/01/27 – FED/ST/CMWLTH TAX-EXMPT Insured (8)	No Opt. Call	C	$927,500
1,500	Puerto Rico Housing Finance Authority, Subordinate Lien Capital Fund Program Revenue Bonds, Modernization Series 2008, 5.125%, 12/01/27	8/20 at 100.00	A+	1,592,250
565	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 0.000%, 7/01/51	7/28 at 30.01	N/R	119,170
2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40	7/28 at 100.00	N/R	2,087,740
80,065	Total Puerto Rico			9,509,410
	South Carolina – 2.3%
7,500	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/46 (UB) (4)	12/26 at 100.00	A	8,814,900
	Tennessee – 0.3%
1,000	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A, 5.125%, 12/01/42, 144A	12/26 at 100.00	N/R	929,000
155	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/24	No Opt. Call	A	176,990
1,155	Total Tennessee			1,105,990
	Texas – 3.8%
80	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Leadership Prep School, Series 2016A, 5.000%, 6/15/46	6/21 at 100.00	BB	80,358
2,545	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2020A, 4.000%, 11/01/35 (WI/DD, Settling 8/04/20)	11/30 at 100.00	A1	3,095,458
150	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc Project, Series 2012B, 4.750%, 11/01/42	11/22 at 100.00	Baa2	155,196
825	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	Caa1	684,750
1,800	North Texas Tollway Authority, Special Projects System Revenue Bonds, Tender Option Bond Trust 2016-XF2220, 24.121%, 9/01/41 (Pre-refunded 9/01/21), 144A (IF)	9/21 at 100.00	N/R (5)	2,313,972
1,000	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc, Series 2012, 0.000%, 12/15/47 (8)	12/21 at 100.00	N/R	662,500
1,675	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2018A, 4.250%, 9/01/48	9/27 at 100.00	Aaa	1,884,559
	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016:
3,600	5.000%, 12/31/50 (AMT)	12/25 at 100.00	Baa3	3,799,080
805	5.000%, 12/31/55 (AMT)	12/25 at 100.00	Baa3	847,279
1,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/34	8/20 at 100.00	Baa3	1,004,830
13,480	Total Texas			14,527,982

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utah – 0.3%
$1,000	Utah Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.250%, 7/15/30	8/20 at 100.00	BB	$1,002,320
	Vermont – 0.7%
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Vermont Law School Project, Series 2011A:
1,000	6.125%, 1/01/28 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (5)	1,023,670
1,760	6.250%, 1/01/33 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (5)	1,802,557
2,760	Total Vermont			2,826,227
	Virginia – 3.4%
10,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/37 – AGC Insured	No Opt. Call	A-	5,850,900
2,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	8/20 at 100.00	B-	2,000,360
2,500	Virginia Housing Development Authority, Rental Housing Bonds, Series 2018E, 4.150%, 12/01/49	12/27 at 100.00	AA+	2,810,925
1,155	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/56 (AMT)	6/27 at 100.00	BBB	1,291,209
1,010	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	1,061,035
16,665	Total Virginia			13,014,429
	Washington – 3.0%
5,000	Port of Seattle, Washington, Revenue Bonds, Refunding First Lien Series 2016B, 5.000%, 10/01/31 (AMT) (UB) (4)	4/26 at 100.00	Aa2	5,807,550
3,155	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016, 5.000%, 12/01/27	12/26 at 100.00	Baa2	3,719,461
135	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	8/20 at 100.00	N/R	135,139
2,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	A+ (5)	2,042,220
10,290	Total Washington			11,704,370
	Wisconsin – 8.4%
25	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School, North Carolina, Series 2017A, 5.000%, 6/15/37, 144A	6/24 at 100.00	N/R	25,678
170	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A, 5.000%, 6/15/36, 144A	6/26 at 100.00	N/R	171,450

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$69	0.000%, 1/01/46, 144A (8)	No Opt. Call	N/R	$1,721
68	0.000%, 1/01/47, 144A (8)	No Opt. Call	N/R	1,632
68	0.000%, 1/01/48, 144A (8)	No Opt. Call	N/R	1,595
67	0.000%, 1/01/49, 144A (8)	No Opt. Call	N/R	1,549
67	0.000%, 1/01/50, 144A (8)	No Opt. Call	N/R	1,466
73	0.000%, 1/01/51, 144A (8)	No Opt. Call	N/R	1,576
1,874	3.750%, 7/01/51 (Mandatory Put 7/01/21), 144A (8)	3/28 at 100.00	N/R	1,208,075
72	0.000%, 1/01/52, 144A (8)	No Opt. Call	N/R	1,503
71	0.000%, 1/01/53, 144A (8)	No Opt. Call	N/R	1,455
71	0.000%, 1/01/54, 144A (8)	No Opt. Call	N/R	1,404
70	0.000%, 1/01/55, 144A (8)	No Opt. Call	N/R	1,353
69	0.000%, 1/01/56, 144A (8)	No Opt. Call	N/R	1,310
68	0.000%, 1/01/57, 144A (8)	No Opt. Call	N/R	1,264
67	0.000%, 1/01/58, 144A (8)	No Opt. Call	N/R	1,215
67	0.000%, 1/01/59, 144A (8)	No Opt. Call	N/R	1,183
67	0.000%, 1/01/60, 144A (8)	No Opt. Call	N/R	1,135
66	0.000%, 1/01/61, 144A (8)	No Opt. Call	N/R	1,084
65	0.000%, 1/01/62, 144A (8)	No Opt. Call	N/R	1,048
64	0.000%, 1/01/63, 144A (8)	No Opt. Call	N/R	1,009
64	0.000%, 1/01/64, 144A (8)	No Opt. Call	N/R	982
63	0.000%, 1/01/65, 144A (8)	No Opt. Call	N/R	940
62	0.000%, 1/01/66, 144A (8)	No Opt. Call	N/R	879
808	0.000%, 1/01/67, 144A (8)	No Opt. Call	N/R	10,620
1,690	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A, 6.250%, 8/01/27, 144A	No Opt. Call	N/R	1,496,664
1,350	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 7.000%, 12/01/50, 144A	12/27 at 100.00	N/R	1,181,601
160	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc, Series 2017A, 5.200%, 12/01/37	12/27 at 100.00	BBB-	174,467
2,905	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing Foundation - Cullowhee LLC - Western California University Project, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	BBB-	3,039,995
1,000	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Senior Series 2003A, 0.000%, 12/15/31	No Opt. Call	AA	783,040
1,290	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community Health, Inc Obligated Group, Tender Option Bond Trust 2015-XF0118, 16.560%, 4/01/42, 144A (IF) (4)	8/20 at 100.00	N/R	1,555,224

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A:
$10,000	5.000%, 11/15/35 (UB) (4)	5/26 at 100.00	AA+	$12,002,500
5,000	5.000%, 11/15/36 (UB) (4)	5/26 at 100.00	AA+	5,985,900
3,000	5.000%, 11/15/39 (UB) (4)	5/26 at 100.00	AA+	3,571,050
25	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Monroe Clinic Inc, Refunding Series 2016, 5.000%, 2/15/28 (Pre-refunded 8/15/25)	8/25 at 100.00	N/R (5)	30,778
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013:
85	5.000%, 8/15/43 (Pre-refunded 8/15/23)	8/23 at 100.00	A (5)	96,710
1,005	5.000%, 8/15/43	8/23 at 100.00	N/R	1,073,682
31,805	Total Wisconsin			32,434,737
	Wyoming – 0.6%
	Wyoming Community Development Authority, Student Housing Revenue Bonds, CHF-Wyoming, LLC - University of Wyoming Project, Series 2011:
710	6.250%, 7/01/31	7/21 at 100.00	BBB	725,840
1,600	6.500%, 7/01/43	7/21 at 100.00	BBB	1,630,128
2,310	Total Wyoming			2,355,968
$586,630	Total Municipal Bonds (cost $475,519,812)			506,752,834

Shares	Description (1)	Value
	COMMON STOCKS – 1.5%
	Electric Utilities – 1.5%
258,655	Energy Harbor Corp (10), (11)	$5,806,805
	Total Common Stocks (cost $7,803,223)	5,806,805
	Total Long-Term Investments (cost $483,323,035)	512,559,639
	Floating Rate Obligations – (35.8)%	(137,927,000)
	Other Assets Less Liabilities – 2.6%	10,171,227
	Net Assets Applicable to Common Shares – 100%	$384,803,866

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$506,710,444	$42,390	$506,752,834
Common Stocks	—	5,806,805	—	5,806,805
Total	$ —	$512,517,249	$42,390	$512,559,639

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(9)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(10)	Common Stock received as part of the bankruptcy settlements for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35; and Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 0.000%, 12/01/23.
(11)	For fair value measurement disclosure purposes, investment classified as Level 2.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR	London Inter-Bank Offered Rate
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.